Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Consumer Discretionary Portfolio
May 31, 2026
CPR-NPRT1-0726
1.802163.122
Common Stocks - 99.8%
	Shares	Value ($)
BRAZIL - 0.9%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
MercadoLibre Inc (a)	4,685	7,944,120
CANADA - 2.4%
Consumer Discretionary - 2.4%
Hotels, Restaurants & Leisure - 1.0%
Restaurant Brands International Inc	122,375	9,156,044
Specialty Retail - 1.4%
Aritzia Inc Subordinate Voting Shares (a)	114,900	12,901,404
TOTAL CANADA		22,057,448
FRANCE - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
LVMH Moet Hennessy Louis Vuitton SE	4,510	2,466,736
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (a)	47,177	1,925,765
UNITED STATES - 96.0%
Consumer Discretionary - 93.6%
Automobile Components - 2.1%
Aptiv PLC (a)	111,370	7,566,478
Dauch Corporation (a)	637,540	4,233,266
LCI Industries	40,608	4,427,084
Versigent PLC	68,976	3,043,221
		19,270,049
Automobiles - 18.5%
General Motors Co	204,790	17,046,720
Tesla Inc (a)	351,441	153,154,473
		170,201,193
Broadline Retail - 25.8%
Amazon.com Inc (a)	815,529	220,714,769
Etsy Inc (a)	79,990	5,432,921
Ollie's Bargain Outlet Holdings Inc (a)(b)	125,025	10,205,791
		236,353,481
Hotels, Restaurants & Leisure - 16.6%
Aramark	98,133	5,238,340
Booking Holdings Inc	81,195	13,594,479
Carnival Corp Ltd	508,860	14,278,612
Chipotle Mexican Grill Inc (a)	302,330	9,632,234
Churchill Downs Inc	80,016	6,978,195
Domino's Pizza Inc	41,218	12,801,486
Hilton Worldwide Holdings Inc	81,876	26,827,490
Marriott International Inc/MD Class A1	20,758	7,796,705
McDonald's Corp	103,906	29,010,555
Red Rock Resorts Inc Class A	128,250	7,487,235
Royal Caribbean Cruises Ltd	25,180	7,166,983
Starbucks Corp	77,210	7,656,144
Wyndham Hotels & Resorts Inc	52,840	4,240,938
		152,709,396
Household Durables - 5.2%
Cavco Industries Inc (a)(b)	12,940	6,942,569
Meritage Homes Corp	67,220	4,385,433
PulteGroup Inc	98,940	11,692,729
Somnigroup International Inc (b)	253,662	17,961,806
TopBuild Corp (a)	16,025	6,690,117
		47,672,654
Specialty Retail - 22.2%
Academy Sports & Outdoors Inc	223,950	11,824,560
Bath & Body Works Inc	162,880	3,260,858
Bob's Discount Furniture Inc (b)	194,200	2,641,120
Dick's Sporting Goods Inc	79,816	18,163,727
Floor & Decor Holdings Inc Class A (a)	263,955	13,567,287
Gap Inc/The	135,260	2,860,749
Group 1 Automotive Inc	17,680	5,592,891
Home Depot Inc/The	113,344	35,945,916
Lithia Motors Inc (b)	26,440	7,691,132
Lowe's Cos Inc	166,023	35,588,690
O'Reilly Automotive Inc (a)	25,185	2,188,073
RH (a)(b)	26,800	3,979,532
Ross Stores Inc	80,340	18,617,188
Sally Beauty Holdings Inc (a)(b)	246,539	3,274,038
TJX Cos Inc/The	177,646	27,490,719
Wayfair Inc Class A (a)	45,516	3,288,986
Williams-Sonoma Inc	37,690	7,672,553
		203,648,019
Textiles, Apparel & Luxury Goods - 3.2%
Capri Holdings Ltd (a)	133,230	2,466,086
Deckers Outdoor Corp (a)	80,254	9,136,918
NIKE Inc Class B	83,194	3,846,059
PVH Corp	75,827	7,073,143
Tapestry Inc	48,682	7,081,284
		29,603,490
TOTAL CONSUMER DISCRETIONARY		859,458,282
Consumer Staples - 1.7%
Consumer Staples Distribution & Retail - 1.7%
Dollar Tree Inc (a)	112,064	13,048,732
Performance Food Group Co (a)	23,570	2,314,338
TOTAL CONSUMER STAPLES		15,363,070
Materials - 0.7%
Construction Materials - 0.7%
James Hardie Industries PLC depository receipt (a)	298,304	6,843,840
TOTAL UNITED STATES		881,665,192
TOTAL COMMON STOCKS (Cost $416,959,585)		916,059,261

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.67	3,221,226	3,221,870
Fidelity Securities Lending Cash Central Fund (c)(d)	3.67	29,998,310	30,001,310
TOTAL MONEY MARKET FUNDS (Cost $33,223,180)			33,223,180

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $450,182,765)	949,282,441
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(31,106,922)
NET ASSETS - 100.0%	918,175,519

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $875,586.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,957,250	37,551,414	37,286,794	19,106	-	-	3,221,870	3,221,226	0.0%
Fidelity Securities Lending Cash Central Fund	12,071,785	127,309,540	109,380,015	6,543	-	-	30,001,310	29,998,310	0.1%
Total	15,029,035	164,860,954	146,666,809	25,649	-	-	33,223,180

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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